Corporate information (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Percenatge of ownership interest in subsidiary	74.90%	74.90%
Fosfatos del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Percenatge of ownership interest in subsidiary		70.00%